Discontinued Operations - Schedule Of Cash Flow Statement Of Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Cash Flow Statement Of Discontinued Operations [Line Items]
Net cash flows provided by (used in) operating activities of discontinued operations	$ 0	$ 0	$ (3,644)
Net cash flows provided by (used in) investing activities of discontinued operations	0	0	79
Net cash flows provided by (used in) financing activities of discontinued operations	0	$ 0	$ 1,781
Calyxt [Member]
Schedule Of Cash Flow Statement Of Discontinued Operations [Line Items]
Net cash flows provided by (used in) operating activities of discontinued operations	(3,644)
Net cash flows provided by (used in) investing activities of discontinued operations	79
Net cash flows provided by (used in) financing activities of discontinued operations	1,781
(Decrease) increase in cash and cash equivalents	$ (1,784)